Leases - Schedule of Weighted-Average Remaining Lease Term and Discount Rate (Details)	Mar. 31, 2024	Mar. 31, 2023
Leases [Abstract]
Operating leases, weighted-average remaining lease term	7 years 1 month 6 days	7 years 10 months 24 days
Finance leases, weighted-average remaining lease term	3 years 4 months 24 days	3 years 1 month 6 days
Operating leases, weighted-average discount rate	5.40%	4.60%
Finance leases, weighted-average discount rate	5.60%	4.30%